Schedule of Investments ─ IQ Global Equity R&D Leaders ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 98.1%
Belgium - 0.2%
UCB SA	166	$13,590

Brazil - 0.2%
MercadoLibre, Inc.*	7	8,272

China - 8.2%
Alibaba Group Holding Ltd.*	5,260	72,204
Baidu, Inc., Class A*	1,659	28,022
BeiGene Ltd.*	677	13,240
BYD Co., Ltd., Class H	398	12,440
China Energy Engineering Corp. Ltd., Class H	88,308	11,379
China Petroleum & Chemical Corp., Class H	25,392	13,670
China Railway Group Ltd., Class H	50,111	27,298
Great Wall Motor Co., Ltd., Class H	4,897	6,872
Haier Smart Home Co., Ltd., Class H	2,933	10,776
JD.com, Inc., Class A	594	17,550
Kuaishou Technology*	1,539	13,479
Lenovo Group Ltd.	16,589	13,269
Meituan, Class B*	987	21,985
Metallurgical Corp of China Ltd., Class H	80,259	18,123
NetEase, Inc.	1,092	19,462
NXP Semiconductors NV	76	14,008
PetroChina Co., Ltd., Class H	38,913	20,701
Tencent Holdings Ltd.	1,398	68,165
Weichai Power Co., Ltd., Class H	5,032	7,588
Xiaomi Corp., Class B*	11,233	18,515
ZTE Corp., Class H	8,545	20,603

Total China		449,349

Denmark - 0.4%
Novo Nordisk A/S, Class B	163	22,440

Finland - 0.6%
Nokia OYJ	7,009	33,124

France - 2.2%
Airbus SE	178	22,201
Dassault Systemes SE	196	7,250
L'Oreal SA	23	9,443
Renault SA*	254	10,273
Sanofi	511	49,764
Thales SA	61	8,043
Valeo	511	11,091

Total France		118,065

Germany - 7.1%
BASF SE	355	20,203
Bayer AG	854	52,866
Bayerische Motoren Werke AG	580	58,726
Continental AG	500	34,927
Daimler Truck Holding AG*	361	12,064
Infineon Technologies AG	386	13,798
Mercedes-Benz Group AG	614	45,445
Merck KGaA	94	19,504
SAP SE	381	44,846
Siemens AG	306	47,490
Siemens Energy AG(a)	453	9,407
Siemens Healthineers AG	259	13,803
Traton SE	803	13,814

Total Germany		386,893

Italy - 0.5%
Leonardo SpA	1,471	15,103
Telecom Italia SpA*	40,252	11,537

Total Italy		26,640

Japan - 9.2%
Aisin Corp.	426	12,383
Astellas Pharma, Inc.	932	13,706
Canon, Inc.	667	14,838
Chugai Pharmaceutical Co., Ltd.	291	7,514
Daiichi Sankyo Co., Ltd.	503	15,719
Denso Corp.	536	28,736
Eisai Co., Ltd.	138	8,502
FUJIFILM Holdings Corp.	146	7,675
Hitachi Ltd.	340	17,731
Honda Motor Co., Ltd.	1,876	46,263
Mitsubishi Chemical Group Corp.	1,702	9,503
Mitsubishi Electric Corp.	1,141	12,512
Murata Manufacturing Co., Ltd.	115	6,539
NEC Corp.	186	6,687
Nippon Telegraph & Telephone Corp.	514	15,383
Nissan Motor Co., Ltd.	4,592	16,360
Otsuka Holdings Co., Ltd.	438	14,004
Panasonic Holdings Corp.	2,722	25,117
Renesas Electronics Corp.*	1,082	11,062
SoftBank Group Corp.	283	13,370
Sony Group Corp.	476	42,386
Sumitomo Chemical Co., Ltd.	2,832	10,823
Sumitomo Electric Industries Ltd.	604	7,220
Suzuki Motor Corp.	284	10,568
Takeda Pharmaceutical Co., Ltd.	1,029	32,363
TDK Corp.	256	9,065
Tokyo Electron Ltd.	28	9,726
Toshiba Corp.	250	8,572
Toyota Motor Corp.	4,628	67,492

Total Japan		501,819

Netherlands - 0.9%
ASML Holding NV	36	23,560
Koninklijke Philips NV	1,072	18,414
Shell PLC	245	7,160

Total Netherlands		49,134

Singapore - 0.2%
STMicroelectronics NV	275	12,875

South Korea - 4.2%
Hyundai Mobis Co., Ltd.	46	7,674
Hyundai Motor Co.	90	12,202
Kia Corp.	165	8,948
LG Display Co., Ltd.	650	7,182
LG Electronics, Inc.	270	21,941
NAVER Corp.	65	10,685
Samsung Electronics Co., Ltd.	2,760	136,678
SK Hynix, Inc.	364	26,152

Total South Korea		231,462

Schedule of Investments ─ IQ Global Equity R&D Leaders ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Spain - 0.1%
Telefonica SA	1,962	$7,430

Sweden - 0.9%
Telefonaktiebolaget LM Ericsson, B Shares	5,662	32,653
Volvo AB, B Shares	793	15,667

Total Sweden		48,320

Switzerland - 1.3%
ABB Ltd.	264	9,123
Novartis AG	689	61,840

Total Switzerland		70,963

Taiwan - 1.9%
Delta Electronics, Inc.	640	6,160
Hon Hai Precision Industry Co., Ltd.	7,282	24,180
MediaTek, Inc.	1,161	27,764
Realtek Semiconductor Corp.	724	7,716
Taiwan Semiconductor Manufacturing Co., Ltd.	2,126	36,962

Total Taiwan		102,782

United Kingdom - 1.3%
AstraZeneca PLC	474	61,797
Unilever PLC	136	6,879

Total United Kingdom		68,676

United States - 58.7%
3M Co.	100	11,508
Abbott Laboratories	176	19,457
AbbVie, Inc.	263	38,858
Accenture PLC, Class A	28	7,813
Activision Blizzard, Inc.	106	8,116
Adobe, Inc.*	53	19,628
Advanced Micro Devices, Inc.*	403	30,285
Airbnb, Inc., Class A*	106	11,778
Alphabet, Inc., Class A*	2,495	246,606
Amazon.com, Inc.*	2,809	289,692
Amgen, Inc.	108	27,259
Analog Devices, Inc.	60	10,288
Apple, Inc.	1,157	166,944
Applied Materials, Inc.	156	17,392
Aptiv PLC*	71	8,029
AT&T, Inc.	533	10,857
Atlassian Corp., Class A*	60	9,697
Autodesk, Inc.*	36	7,746
Becton Dickinson and Co.	34	8,575
Biogen, Inc.*	46	13,381
Block, Inc.*	195	15,935
Boeing Co. (The)*	96	20,448
Boston Scientific Corp.*	185	8,556
Bristol-Myers Squibb Co.	837	60,808
Broadcom, Inc.	53	31,006
Cadence Design Systems, Inc.*	44	8,045
Caterpillar, Inc.	51	12,867
Cisco Systems, Inc.	925	45,020
Corning, Inc.	191	6,611
Corteva, Inc.	129	8,314
CSL Ltd.	40	8,402
Cummins, Inc.	34	8,484
Danaher Corp.	44	11,633
Deere & Co.	29	12,262
Dell Technologies, Inc., Class C	391	15,882
eBay, Inc.	209	10,346
Edwards Lifesciences Corp.*	84	6,443
Electronic Arts, Inc.	121	15,570
Eli Lilly & Co.	129	44,395
Expedia Group, Inc.*	84	9,601
Ford Motor Co.	4,057	54,810
GE HealthCare Technologies, Inc.*	75	5,214
General Electric Co.	228	18,349
General Motors Co.	1,414	55,598
Gilead Sciences, Inc.	409	34,331
GSK PLC	2,611	45,754
Hewlett Packard Enterprise Co.	774	12,485
Honeywell International, Inc.	41	8,548
HP, Inc.	353	10,286
Illumina, Inc.*	43	9,211
Incyte Corp.*	123	10,472
Intel Corp.	3,769	106,512
International Business Machines Corp.	279	37,590
Intuit, Inc.	38	16,061
Johnson & Johnson	579	94,620
Juniper Networks, Inc.	208	6,718
KLA Corp.	17	6,672
Lam Research Corp.	22	11,002
Lockheed Martin Corp.	20	9,265
Marvell Technology, Inc.	264	11,392
Medtronic PLC	226	18,914
Merck & Co., Inc.	759	81,524
Meta Platforms, Inc., Class A*	1,622	241,629
Microchip Technology, Inc.	85	6,598
Micron Technology, Inc.	354	21,346
Microsoft Corp.	620	153,642
Moderna, Inc.*	80	14,085
Nestle SA	108	13,105
Netflix, Inc.*	60	21,232
Northrop Grumman Corp.	14	6,273
NVIDIA Corp.	245	47,866
Oracle Corp.	598	52,899
Palo Alto Networks, Inc.*	58	9,201
PayPal Holdings, Inc.*	301	24,529
Pfizer, Inc.	1,728	76,308
Procter & Gamble Co. (The)	86	12,245
QUALCOMM, Inc.	424	56,481
Raytheon Technologies Corp.	185	18,472
Regeneron Pharmaceuticals, Inc.*	28	21,237
Rivian Automotive, Inc., Class A*	639	12,397
Roche Holding AG	310	96,248
Salesforce, Inc.*	241	40,481
Schneider Electric SE	80	12,887
Seagate Technology Holdings PLC	108	7,320
Seagen, Inc.*	65	9,066
ServiceNow, Inc.*	25	11,378
Splunk, Inc.*	69	6,608
Spotify Technology SA*	113	12,737
Stellantis NV*	2,717	42,421
Stryker Corp.	41	10,406
Synopsys, Inc.*	30	10,613
Tesla, Inc.*	130	22,519
Texas Instruments, Inc.	56	9,924
Thermo Fisher Scientific, Inc.	17	9,696
Twilio, Inc., Class A*	126	7,540
Uber Technologies, Inc.*	650	20,105
Vertex Pharmaceuticals, Inc.*	56	18,094
VMware, Inc., Class A*	156	19,105
Western Digital Corp.*	426	18,723

Schedule of Investments ─ IQ Global Equity R&D Leaders ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Workday, Inc., Class A*	74	$13,426

Total United States		3,198,707

Total Common Stocks
(Cost $5,811,240)		5,350,541
Preferred Stock — 1.8%
Germany - 1.8%
Volkswagen AG, 20.32%
(Cost $123,772)	690	95,126

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)(c)	9,331	9,331
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)	1,406	1,406
Total Short-Term Investments
(Cost $10,737)		10,737

Total Investments — 100.1%
(Cost $5,945,749)		5,456,404
Other Assets and Liabilities, Net — (0.1)%		(2,605)
Net Assets — 100.0%		$5,453,799

		% of
Industry	Value	Net Assets
Information Technology	$1,701,576	31.2%
Consumer Discretionary	1,230,168	22.6
Health Care	1,222,015	22.4
Communication Services	744,281	13.6
Industrials	415,581	7.6
Materials	48,843	0.9
Consumer Staples	41,671	0.8
Energy	41,532	0.8
Money Market Funds	10,737	0.2
Total Investments	$5,456,404	100.1%
Other Assets and Liabilities, Net	(2,605)	(0 .1)
Total Net Assets	$5,453,799	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,929; total market value of collateral held by the Fund was $9,331.
(b)	Reflects the 1-day yield at January 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Global Equity R&D Leaders ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Common Stocks	$5,350,541	$–	$–	$5,350,541
Preferred Stock	95,126	–	–	95,126
Short-Term Investments:
Money Market Funds	10,737	–	–	10,737
Total Investments in Securities	$5,456,404	$–	$–	$5,456,404

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.